Document And Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document Information [Line Items]
Entity Registrant Name	Tuniu Corp
Entity Central Index Key	0001597095
Document Type	20-F
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Trading Symbol	TOUR
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Class A ordinary shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	362,097,257
Class B ordinary shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	17,373,500